Consolidated Statement of Profit or Loss - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Profit or loss [abstract]
Sales of goods	S/ 1,296,334	S/ 1,392,701	S/ 1,262,934
Cost of sales	(921,048)	(905,806)	(796,206)
Gross profit	375,286	486,895	466,728
Operating income (expenses)
Administrative expenses	(163,369)	(174,482)	(172,141)
Selling and distribution expenses	(40,153)	(44,533)	(44,117)
Other operating income (expense), net	4,346	2,645	(8,697)
Total operating expenses, net	(199,176)	(216,370)	(224,955)
Operating profit	176,110	270,525	241,773
Other income (expenses)
Finance income	2,976	2,576	2,367
Finance costs	(88,694)	(77,986)	(87,338)
Gain (loss) on the valuation of trading derivative financial instruments	5,337	(1,491)	2,603
Net loss on settlement of derivative financial instruments			(34,887)
(Loss) gain from exchange difference, net	(9,831)	729	(8,377)
Total other expenses, net	(90,212)	(76,172)	(125,632)
Profit before income tax	85,898	194,353	116,141
Income tax expense	(28,004)	(62,306)	(40,995)
Profit for the year	57,894	132,047	75,146
Attributable to:
Equity holders of the parent	57,894	132,047	76,699
Non-controlling interests			(1,553)
Profit for the year	S/ 57,894	S/ 132,047	S/ 75,146
Earnings per share
Basic profit of the year attributable to equity holders of common shares and investment shares of Cementos Pacasmayo S.A.A. (S/ per share) (in Nuevos Soles per share)	S/ 0.14	S/ 0.31	S/ 0.18